Average Annual Total Returns - FidelityPennsylvaniaMunicipalFunds-ComboPRO - FidelityPennsylvaniaMunicipalFunds-ComboPRO - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2023
Fidelity Pennsylvania Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.66%)
Past 5 years	0.92%
Past 10 years	2.00%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.66%)
Past 5 years	0.87%
Past 10 years	1.93%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.82%)
Past 5 years	1.32%
Past 10 years	2.20%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB039
Average Annual Return:
Past 1 year	(8.99%)
Past 5 years	1.39%
Past 10 years	2.35%